Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Other Assets [Abstract]
Investment in associates and joint ventures	$ 27,064	$ 26,566
Long-term receivables	24,172	31,910
Prepaid deposits	79	124
Total	$ 51,315	$ 58,600